Premises and Equipment	12 Months Ended
Dec. 31, 2021
Premises and Equipment [Abstract]
Premises and Equipment
Note D - Premises and Equipment
Following is a summary of premises and equipment at December 31:
	2021	2020
Land	$2,570	$2,719
Buildings	22,360	22,081
Leasehold improvements	1,402	1,302
Furniture and equipment	9,528	8,892
	35,860	34,994
Less accumulated depreciation	15,130	13,682
Total premises and equipment	$20,730	$21,312

Following is a summary of premises and equipment held for sale at December 31:

	2021	2020
Land	$105	$153
Buildings	387	564
	492	717
Less accumulated depreciation	54	80
Total premises and equipment held for sale	$438	$637